Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021
Contributed equity
Total Equity	$ 522,807	$ 497,044	$ 559,746	$ 581,397
Issued Capital
Contributed equity
Ordinary shares	737,121,218	650,454,551	648,696,070	648,696,070
Less: Treasury Shares	(542,903)		(606,236)
Total Contributed Equity	736,578,315		648,089,834
Ordinary shares	$ 1,207,734		$ 1,163,492
Total Equity	$ 1,207,734	$ 1,165,309	$ 1,163,492	$ 1,163,153